Average Annual Total Returns - Federated Hermes Intermediate Corporate Bond Fund	IS 1 Year	IS 5 Years	IS 10 Years	IS Return After Taxes on Distributions 1 Year	IS Return After Taxes on Distributions 5 Years	IS Return After Taxes on Distributions 10 Years	IS Return After Taxes on Distributions and Sale of Fund Shares 1 Year	IS Return After Taxes on Distributions and Sale of Fund Shares 5 Years	IS Return After Taxes on Distributions and Sale of Fund Shares 10 Years	SS 1 Year	SS 5 Years	SS 10 Years	Bloomberg Barclays U.S. Intermediate Credit Index1(reflects no deduction for fees, expenses or taxes) 1 Year		Bloomberg Barclays U.S. Intermediate Credit Index1(reflects no deduction for fees, expenses or taxes) 5 Years		Bloomberg Barclays U.S. Intermediate Credit Index1(reflects no deduction for fees, expenses or taxes) 10 Years		Lipper Corporate Debt Funds BBB-Rated Average2 1 Year		Lipper Corporate Debt Funds BBB-Rated Average2 5 Years		Lipper Corporate Debt Funds BBB-Rated Average2 10 Years
Total	7.55%	4.94%	4.26%	6.40%	3.51%	2.56%	4.47%	3.19%	2.60%	7.39%	4.70%	4.01%	7.08%	[1]	4.74%	[1]	4.18%	[1]	10.06%	[2]	6.43%	[2]	5.46%	[2]

[1]	The Bloomberg Barclays U.S. Intermediate Credit Index measures the investment-grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government-related bond markets. The index only includes securities with maturity between one and ten years.
[2]	Formerly known as the Lipper Core Bond Funds Average. Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into their respective categories indicated. They do not reflect sales charges.